FAIR VALUE MEASUREMENTS - Quantitative Information about Level 3 Fair Value Measurements (Details) - Non-recurring - Level 3 - Market approach $ in Thousands	Oct. 23, 2021 USD ($)	Sep. 29, 2020 USD ($)
Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Investment in equity securities using measurement alternative, measurement input	59	5.3
Equity securities at fair value	$ 32,308	$ 26,059
Median
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Investment in equity securities using measurement alternative, measurement input	58	1.1